Condensed financial information of the parent company (Details) - Schedule of parent company balance sheets (Parentheticals) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Condensed financial information of the parent company (Details) - Schedule of parent company balance sheets (Parentheticals) [Line Items]
Preferred shares issued	8,611,133	8,611,133
Preferred shares outstanding	8,611,133	8,611,133
Preferred shares authorized	12,916,700	12,916,700
Preferred shares, par value (in Dollars per share and Yuan Renminbi per share)	$ 0.0001	$ 0.0001
Parent Company [Member]
Condensed financial information of the parent company (Details) - Schedule of parent company balance sheets (Parentheticals) [Line Items]
Preferred shares issued	8,611,133	8,611,133
Preferred shares outstanding	8,611,133	8,611,133
Preferred shares authorized	12,916,700	12,916,700
Preferred shares, par value (in Dollars per share and Yuan Renminbi per share)	$ 0.0001
Common Class A [Member]
Condensed financial information of the parent company (Details) - Schedule of parent company balance sheets (Parentheticals) [Line Items]
Ordinary shares, par value (in Dollars per share and Yuan Renminbi per share)	$ 0.0001	$ 0.0001
Ordinary shares authorized	20,115,570	20,115,570
Ordinary shares issued	20,115,570	20,115,570
Ordinary shares outstanding	20,115,570	20,115,570
Common Class A [Member] | Parent Company [Member]
Condensed financial information of the parent company (Details) - Schedule of parent company balance sheets (Parentheticals) [Line Items]
Ordinary shares authorized	20,115,570	20,115,570
Ordinary shares issued	20,115,570	20,115,570
Ordinary shares outstanding	20,115,570	20,115,570
Common Class B [Member]
Condensed financial information of the parent company (Details) - Schedule of parent company balance sheets (Parentheticals) [Line Items]
Ordinary shares, par value (in Dollars per share and Yuan Renminbi per share)	$ 0.0001	$ 0.0001
Ordinary shares authorized	466,967,730	466,967,730
Ordinary shares issued	130,953,843	79,884,430
Ordinary shares outstanding	130,953,843	79,884,430
Common Class B [Member] | Parent Company [Member]
Condensed financial information of the parent company (Details) - Schedule of parent company balance sheets (Parentheticals) [Line Items]
Ordinary shares, par value (in Dollars per share and Yuan Renminbi per share)	$ 0.0001
Ordinary shares authorized	466,967,730	466,967,730
Ordinary shares issued	130,953,843	79,884,430
Ordinary shares outstanding	130,953,843	79,884,430